FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting, Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	$ 193	$ 305
Total non-current derivative assets (note 4.6)	105	133
Total current derivative liabilities (note 4.8)	(223)	(327)
Total non-current derivative liabilities (note 9.2)	(228)	(343)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Assets carrying amount	118	163
Liabilities carrying amount	(136)	(296)
Total current derivative assets (note 4.5)	63	59
Total non-current derivative assets (note 4.6)	55	104
Total current derivative liabilities (note 4.8)	(84)	(85)
Total non-current derivative liabilities (note 9.2)	(52)	(211)
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	956	1,561
Hedging gains or losses of the reporting period that were recognized in OCI	104	(311)
Gains or losses reclassification adjustment and hedge ineffectiveness	(9)	62
Basis adjustment	(92)	(356)
Cash flow hedge reserve at end of period	959	956
Reserve of cash flow hedges	959	956
Cash flow hedges | Derivative contract, equity method investments
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	185	365	$ 417
Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	(57)	(184)
Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	63	296
Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	953	844
Other Hedges
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	130	246
Total non-current derivative assets (note 4.6)	50	29
Total current derivative liabilities (note 4.8)	(139)	(242)
Total non-current derivative liabilities (note 9.2)	(176)	(132)
Currency risk | Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	(184)	28
Hedging gains or losses of the reporting period that were recognized in OCI	64	(152)
Gains or losses reclassification adjustment and hedge ineffectiveness	(25)	(18)
Basis adjustment	88	(42)
Cash flow hedge reserve at end of period	(57)	(184)
Commodity price risk | Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	296	633
Hedging gains or losses of the reporting period that were recognized in OCI	(71)	(105)
Gains or losses reclassification adjustment and hedge ineffectiveness	18	82
Basis adjustment	(180)	(314)
Cash flow hedge reserve at end of period	63	296
Commodity price risk | Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	844	900
Hedging gains or losses of the reporting period that were recognized in OCI	111	(54)
Gains or losses reclassification adjustment and hedge ineffectiveness	(2)	(2)
Basis adjustment	0	0
Cash flow hedge reserve at end of period	$ 953	$ 844
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	3,048	1,472
Assets carrying amount	$ 31	$ 9
Liabilities carrying amount	$ (16)	$ (54)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	362	354
Assets carrying amount	$ 32	$ 50
Liabilities carrying amount	$ (68)	$ (31)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	0	0
Assets carrying amount	$ 0	$ 0
Liabilities carrying amount	$ 0	$ 0
Other assets/Other long-term obligations | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	663	1,326
Assets carrying amount	$ 22	$ 43
Liabilities carrying amount	$ (38)	$ (192)
Other assets/Other long-term obligations | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	489	254
Assets carrying amount	$ 33	$ 61
Liabilities carrying amount	$ (14)	$ (19)